Events after reporting period (Details) - EUR (€)	3 Months Ended		12 Months Ended
	Apr. 14, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2033	Dec. 31, 2030	Jan. 30, 2025	Dec. 10, 2024	Dec. 16, 2021
Bonds of HCRx
Event [Abstract]
Non-dilutive capital						€ 185,000,000
Royalty income		€ 1,800,000
Notional amount		€ 9,250,000
Threshold Percentage when reached by the cumulative royalties amount,		155.00%		200.00%	195.00%
Estimated Amount if all installments of the Subscription Price are paid		€ 277,500,000
Cumulative Royalties Amount when reaches 195% of the Subscription Price				€ 453,250,000	€ 351,500,000
Annual Net Sales Maximum		600,000,000
Total related fees		847,000
Nominal value per unit (in EUR per bond)			32.75
Fee and commission expense	€ 18,000
Disclosure of non-adjusting events after reporting period [line items]
Non-dilutive capital						€ 185,000,000
Royalty income		1,800,000
Notional amount		€ 9,250,000
Threshold Percentage when reached by the cumulative royalties amount,		155.00%		200.00%	195.00%
Estimated Amount if all installments of the Subscription Price are paid		€ 277,500,000
Cumulative Royalties Amount when reaches 195% of the Subscription Price				€ 453,250,000	€ 351,500,000
Annual Net Sales Maximum		600,000,000
Total related fees		€ 847,000
Nominal value per unit (in EUR per bond)			32.75
Fee and commission expense	€ 18,000
Bonds Convertible Or Exchangeable Into New Or Existing Shares O C E A N E 2025
Event [Abstract]
Number of debt instruments issued			1,882,891
Buyback amount			€ 61,700,000
Disclosure of non-adjusting events after reporting period [line items]
Number of debt instruments issued			1,882,891
Buyback amount			€ 61,700,000
Bonds Convertible Or Exchangeable Into New Or Existing Shares O C E A N E 2025 | Bonds after OCEANEs buyback
Event [Abstract]
Number of debt instruments issued			19,807
Buyback (nominal amount)			€ 586,000
Disclosure of non-adjusting events after reporting period [line items]
Number of debt instruments issued			19,807
Buyback (nominal amount)			€ 586,000
Ipsen | Bonds of HCRx
Event [Abstract]
Revenue from collaboration, up-front cash payment			130,000,000
Payment from collaboration, up-front cash payment			55,000,000
Disclosure of non-adjusting events after reporting period [line items]
Revenue from collaboration, up-front cash payment			130,000,000
Payment from collaboration, up-front cash payment			55,000,000
Ipsen | 12/31/2025 | Bonds of HCRx
Event [Abstract]
Revenue from collaboration, up-front cash payment			30,000,000
Disclosure of non-adjusting events after reporting period [line items]
Revenue from collaboration, up-front cash payment			30,000,000
Ipsen | 03/10/2025 | Bonds of HCRx
Event [Abstract]
Revenue from collaboration, up-front cash payment			130,000,000
Disclosure of non-adjusting events after reporting period [line items]
Revenue from collaboration, up-front cash payment			130,000,000
Ipsen | 12/31/2026 | Bonds of HCRx
Event [Abstract]
Revenue from collaboration, up-front cash payment			25,000,000
Disclosure of non-adjusting events after reporting period [line items]
Revenue from collaboration, up-front cash payment			€ 25,000,000
Genoscience Pharma
Event [Abstract]
Milestone payments							€ 2,000,000	€ 50,000,000
Contingent milestone payments								20,000,000
Disclosure of non-adjusting events after reporting period [line items]
Milestone payments							€ 2,000,000	50,000,000
Contingent milestone payments								€ 20,000,000
Genoscience Pharma | Ipsen
Event [Abstract]
Revenue, Percentage of sales							25.00%
Revenue, Percentage of Payments and royalties							25.00%
Revenue, Percentage of commercialization sales							25.00%
Disclosure of non-adjusting events after reporting period [line items]
Revenue, Percentage of sales							25.00%
Revenue, Percentage of Payments and royalties							25.00%
Revenue, Percentage of commercialization sales							25.00%